Dec. 13, 2018
Class I Prospectus | Mid Cap Growth Portfolio
Mid Cap Growth Portfolio

Prospectus Supplement

December 13, 2018

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 13, 2018 to the Morgan Stanley Variable Insurance Fund, Inc. Prospectus dated April 30, 2018

Mid Cap Growth Portfolio (Class I) (the "Fund")

Important Notice Regarding Change in Investment Policy

Currently, under normal circumstances, in seeking to achieve the Fund's investment objective of long-term capital growth by investing primarily in common stocks and other equity securities, the Fund invests primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, and invests at least 80% of its assets in common stocks of mid cap companies.

On the Effective Date, the Fund's principal investment policy will change such that the Fund will, under normal circumstances, seek to achieve its investment objective of long-term capital growth by investing primarily in common stocks and other equity securities by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $35 billion.

Accordingly, on the Effective Date, the Prospectus is hereby amended as follows:

The first two paragraphs of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" are hereby deleted and replaced with the following:

Under normal circumstances, the Adviser seeks to achieve the Fund's investment objective by investing primarily in established and emerging companies, with capitalizations within the range of companies included in the Russell Midcap® Growth Index. As of December 31, 2017, these market capitalizations ranged between $388.9 million and $35 billion.

Please retain this supplement for future reference.